GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2026

Shares	Common Stocks: 98.1%	Value
	Application Software: 9.0%
9,348	Intuit Inc.	$4,041,888
15,657	Microsoft Corp.	5,795,752
32,504	Salesforce Inc.	6,067,522
		15,905,162
	Computers: 3.3%
23,043	Apple Inc.	5,848,083

	Diversified Manufacturing Operations: 10.3%
30,342	Danaher Corp.	5,752,843
18,169	Roper Technologies, Inc.	6,429,282
12,343	Thermo Fisher Scientific Inc.	6,066,955
		18,249,080
	E-Commerce: 3.5%
30,164	Amazon.com Inc.*	6,282,256

	Electronic Components - Semiconductor: 9.7%
42,106	Amphenol Corp.	5,320,093
19,864	Broadcom Inc.	6,148,107
33,489	NVIDIA Corp.	5,840,482
		17,308,682
	Enterprise Software/Services: 2.6%
18,709	Adobe Inc.	4,547,784

	Finance - Other Services: 14.0%
39,137	Intercontinental Exchange, Inc.	6,155,467
55,527	London Stock Exchange Group PL	6,553,675
12,270	Mastercard Inc.	6,130,828
19,959	Visa Inc.	6,032,408
		24,872,378
	Internet Content: 10.6%
9,604	Meta Platforms Inc. - Class A	5,494,736
75,298	Netflix Inc.*	7,239,903
96,700	Tencent Holdings Ltd.	6,089,858
		18,824,497

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2026

Shares	Common Stocks: 98.1%	Value
	Machinery - Electric Utility: 6.4%
69,401	ABB Ltd.	$5,609,412
27,172	AMETEK Inc.	5,824,590
		11,434,002

	Medical Instrument: 6.2%
65,190	Medtronic PLC	5,648,713
126,646	Siemens Healthineers AG(1)	5,399,161
		11,047,874

	Power Conversion/ Supply Equipment: 3.0%
19,679	Schneider Electric SE	5,333,975

	Retail - Apparel: 3.2%
586,000	ANTA Sports Products Ltd.	5,733,818

	Semiconductor: 13.0%
16,595	Applied Materials Inc.	5,672,005
4,134	KLA-Tencor Corp.	6,086,943
26,038	Lam Research Corp.	5,563,279
16,781	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,671,139
		22,993,366
	Web Portals: 3.3%
20,530	Alphabet Inc. - A Shares	5,903,607

	Total Common Stock	174,284,564
	(cost $102,739,895)

	Total Investments in Securities	174,284,564
	(cost $102,739,895): 98.1%

	Other Assets in Excess of Liabilities: 1.9%	3,404,298

	Net Assets: 100.0%	$177,688,862

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.